SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
SUBSEQUENT EVENTS
NOTE 7 – SUBSEQUENT EVENTS

In October of 2011, the Company issued a total of 8,948 shares of Common Stock for proceeds of $25,000 under the New Standby Equity Distribution Agreement with YA Global Master SPV, Ltd. (See Note 6)

NOTE 9 - SUBSEQUENT EVENTS

From January 2, 2011 to April 15, 2011, the Company issued a total of 170,502 shares of Common Stock for proceeds of $150,000 under the Standby Equity Distribution Agreement with YA Global Investments, L.P.

On January 19, 2011, the Company issued and contributed a total of 51,784 shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three employees are officers of the Company).

On February 11 and 22, 2011, the Company sold a total of 57,018 shares of Common Stock to one accredited investor for total proceeds of $50,000.

On March 3, 2011, the Company issued 15,000 shares of Common Stock to a third party vendor for services rendered to the Company.